Summary of Significant Accounting Policies - Property, Plant and Equipment, Useful Life (Detail)	9 Months Ended
Sep. 30, 2017
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful life	Not depreciated
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful life	5 years
Computer hardware
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful life	Lesser of estimated useful life or remaining lease term
Construction in process
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful life	Not depreciated
Minimum | Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful life	5 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful life	8 years